Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Segment Reporting Information [Line Items]
NET SALES	$ 457,253	$ 530,348	[1]	$ 523,404	[1]
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	441,700	494,012		480,735
Mobile Communications
Segment Reporting Information [Line Items]
NET SALES	10,356	30,163		37,447
Others
Segment Reporting Information [Line Items]
NET SALES	$ 5,197	$ 6,173		$ 5,222

[1]	The figure represents the revenue by geographic area based on the bill-to location. Commencing in 2019, revenue derived from Japan was reclassified to others. The above breakdown for 2017 and 2018 has been reclassified on the same basis.